Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2018
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss)
Other Comprehensive Loss
Other comprehensive income (loss) components, net of income tax, are shown in the following table for the years ended December 31, 2018, 2017 and 2016.

Year ended December 31, (in thousands)	Changes in Pension Plan assets and benefit obligations	Unrealized gains and losses on AFS debt securities	Total
Beginning balance at January 1, 2018, as previously presented	$(23,526)	$(2,928)	$(26,454)
Cumulative effect of change in accounting principle for marketable equity securities, net of tax	—	(995)	(995)
Beginning balance at January 1, 2018, as adjusted	(23,526)	(3,923)	(27,449)
Reclassification of disproportionate income tax effects	(3,175)	(631)	(3,806)
Net current period activity
Other comprehensive loss before reclassifications	(4,046)	(17,586)	(21,632)
Amounts reclassified from accumulated other comprehensive loss	1,075	2,024	3,099
Net current period other comprehensive loss	(2,971)	(15,562)	(18,533)
Ending balance at December 31, 2018	$(29,672)	$(20,116)	$(49,788)

Beginning balance at January 1, 2017	$(14,740)	$(3,005)	$(17,745)
Other comprehensive (loss) gain before reclassifications	(9,241)	1,261	(7,980)
Amounts reclassified from accumulated other comprehensive loss	455	(1,184)	(729)
Net current period other comprehensive (loss) income	(8,786)	77	(8,709)
Ending balance at December 31, 2017	$(23,526)	$(2,928)	$(26,454)

Beginning balance at January 1, 2016	$(15,351)	$(292)	$(15,643)
Other comprehensive gain (loss) before reclassifications	109	(2,713)	(2,604)
Amounts reclassified from accumulated other comprehensive loss	502	—	502
Net current period other comprehensive income (loss)	611	(2,713)	(2,102)
Ending balance at December 31, 2016	$(14,740)	$(3,005)	$(17,745)

The following table provides information concerning amounts reclassified out of accumulated other comprehensive loss for the years ended December 31, 2018, 2017 and 2016:

	Amount Reclassified from Accumulated Other Comprehensive Loss			Affected Line Item in the Consolidated Statements of Income
(In thousands)	2018	2017	2016
Amortization of defined benefit pension items
Amortization of net loss	1,361	576	773	Employee benefits
Income before income taxes	1,361	576	773	Income before income taxes
Income taxes	286	121	271	Income taxes
Net of income tax	$1,075	$455	$502	Net income

Unrealized gains & losses on available for sale securities
Loss (gain) on the sale of investment securities	$2,562	$(1,821)	$—	Net (loss) gain on the sale of investment securities
Income before income taxes	2,562	(1,821)	—	Income before income taxes
Income taxes	538	(637)	—	Income taxes
Net of income tax	$2,024	$(1,184)	$—	Net income